SEGMENTED INFORMATION - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Operating revenues, net of royalties	$ 24,662	$ 38,344
Non-current assets excluding deferred income tax assets	75,021	79,320
Canada
Disclosure of operating segments [line items]
Operating revenues, net of royalties	20,588	31,157
Non-current assets excluding deferred income tax assets	71,040	75,190
United States
Disclosure of operating segments [line items]
Operating revenues, net of royalties	3,312	5,737
Non-current assets excluding deferred income tax assets	1,856	1,957
Other foreign
Disclosure of operating segments [line items]
Operating revenues, net of royalties	762	1,450
Non-current assets excluding deferred income tax assets	$ 2,125	$ 2,173